Exhibit 99.4

October 23, 2017

Due Diligence Narrative Report for:

CSMC 2017- RPL3

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TABLE OF CONTENTS

Residential RealEstate Review, Inc. Contact Information	3

Overview	4

RRR’s Third Party Scope of Work	5

RRR’s Summary of Results	6

RRR Third Party Reports Delivered	9

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Client Services Management

➢	Gerald French Jr.
Senior Vice President
801-594-6001
Jerry.French@rrreview.com

➢	Ann Woodbury
Vice President
801-293-2579
Ann.Woodbury@rrreview.com

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OVERVIEW

In October 2017, Credit Suisse (“CS”) engaged Residential RealEstate Review, Inc. (“RRR”) to conduct a review of 2,600 mortgage loans. The Due Diligence for these mortgage loans took place between October 6, 2017 and October 20, 2017.

The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	2,600
Servicer Comment History Review	2,600
Title/Tax/Lien Review	2,600

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SCOPE OF WORK

The scope of work for the review outlined above consisted of the following:

PAY HISTORY REVIEW

RRR reviewed up to 24 months of cash flow history and captured the monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRR reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRR engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1. Address Variation
2. Applicant in Title
3. No Open Mortgage
4. Delinquent/Unpaid Taxes
5. Priority Liens
6. Tax Liens
7. Whether Subject mortgage was on title
8. Potential Assignment Chain issues
9. Whether subject mortgage was in 1st Lien Position
10. Whether mortgage was in a Super Lien State

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Summary of Results

PAY HISTORY REVIEW

RRR reviewed 2,600 mortgage loans and captured the data and reported it to our client in the Final Loan Review Results File.

The results of the review are:

  Per MBA methodology, 100 % of the loans were performing as of 09/30/2017

SERVICER COMMENT HISTORY REVIEW

RRR reviewed 2,600 loans and reported any pertinent information based on comment history in the Scrub Note section of the Final Loan Review Results File.

TITLE/TAX/LIEN REVIEW

RRR reviewed the title information on 2,600 mortgage loans and reported the following potential exceptions:

•	204	loans had address variations
•	313	loans showed applicant was not on title
•	2	loans showed no mortgage found
•	186	loans had delinquent or unpaid taxes
•	46	loans had liens other than HOA or municipal prior to mortgage
•	4	loans had municipal liens prior to mortgage
•	94	loans had federal tax liens
•	79	loans had state tax liens
•	101	loans had potential assignment chain issues
•	1184	loans in a super lien state
•	165	loans showed mortgage not found in first lien position

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